Cash, Cash Equivalents and Available-for-Sale Securities	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Cash, Cash Equivalents and Available-for-Sale Securities
6. Cash, Cash Equivalents and
Available-for-Sale
Securities
As of March 31, 2023 and December 31, 2022, we had cash and cash equivalents of $25.7 million and $38.3 million, respectively. We have not incurred any unrealized gains or losses on our cash and cash equivalents balances as of March 31, 2023 and December 31, 2022.
During the three months ended March 31, 2022, we held debt securities classified as available-for-sale
securities. We had no material realized gains or losses on our available-for-sale
securities for the three months ended March 31, 2022. We held no such securities during the three months ended March 31, 2023.

Infinity Pharmaceuticals Inc [Member]
Cash, Cash Equivalents and Available-for-Sale Securities
4. Cash, Cash Equivalents and
Available-for-Sale
Securities
As of December 31, 2022 and 2021, we had cash and cash equivalents of $38.3 million and $80.7 million, respectively. We have not incurred any unrealized gains or losses on our cash and cash equivalents balances as of December 31, 2022 and 2021.
During the years ended December 31, 2022 and 2021, we held debt securities classified as available-for-sale
securities. We had no material realized gains or losses on our available-for-sale
securities for the years ended December 31, 2022 and 2021.